Note 19 - Leases - Financial Statement Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Finance cost on lease liabilities (note 15)	$ 10	$ 22	$ 31
Unrealised foreign exchange gain (loss)	1	(5)	19
Depreciation (note 18)	127	124	137
Lease expense	138	141	187
Total cash outflow for leases - principal	172	162	119
Total cash outflow for leases - finance cost	(10)	(22)	(31)
Total cash outflow for leases - payments	$ 182	$ 184	$ 150